Condensed Consolidated Interim Statements of Cash Flows - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Statement of cash flows [abstract]
Net (loss)/ income	$ (1,992,732)	$ 2,960,655
Non-cash adjustment:
Fair value gain on convertible note		(4,437,063)
Fair value loss/(gain) on derivative warrant	98,272	(745,428)
Fair value loss on promissory notes		101,708
Fair value loss on warrant exchange		185,064
Fair value gain on investment in Psyence Labs Ltd	(427,000)
Third party advisors share issuance	60,000	241,379
Share based compensation	26,329
Depreciation	2,634	1,789
Foreign exchange	(3,945)	(9,969)
Changes in working capital:
Other receivables	(36,839)	(83,333)
Prepaids	(6,296)	165,965
Accounts payable and accrued liabilities	250,430	103,356
Cash used in operating activities	(2,029,147)	(1,515,877)
Additions to equipment	(228)	(6,428)
Investment in Psyence Labs Ltd	(4,000,000)
Increase in restricted cash	(11,227)
Cash used for investing activities	(4,011,455)	(6,428)
Proceeds received from convertible note		1,000,000
Net proceeds received from ELOC	7,055,421	1,721,636
Cash provided from financing activities	7,055,421	2,721,636
Change in cash and cash equivalents	1,014,819	1,199,331
Cash and cash equivalents, beginning of period	6,135,166	733,188
Cash and cash equivalents, end of period	$ 7,149,985	$ 1,932,519